RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
RELATED PARTIES

30.	RELATED PARTIES

The Company adopts the corporate governance practices recommended and/or required by the applicable laws. Under the Company’s by-laws, the Board of Directors is responsible for approving any transactions or agreements between the Company and/or any of its subsidiaries (except for full subsidiaries), its directors and/or shareholders (including direct or indirect shareholders of the Company). The Governance Committee of the Company is required to advise the Board of Directors on all transactions with related parties, among other subjects.

Management is prohibited from interfering in any transaction in which a conflict of interest exists, even in theory, with the Company’s interests. Management also is not permitted to interfere in decisions of any other members of management, and the minutes of meeting of the Board are required to document any decision to abstain from the respective deliberations.

30.1 Transactions with key management members

The key management includes the Statutory Executive Board and Board of Directors. In addition to short-term benefits (primarily salaries), management members are entitled to participate in the share-based payment, as in Note 25- Share-based payments).

Total expenses related to the Company’s management members are as follow:

	2023	2022	2021

Short-term benefits (i)	66.7	74.2	68.3
Share-based payments (ii)	80.7	66.0	65.3
Total key management remuneration	147.4	140.2	133.6

(i)	These mainly correspond to management’s salaries and profit sharing (including performance bonuses).

(ii)	These correspond to compensation expenses of share options, restricted stocks and performance stocks granted to Management. In total amounts above exclude remuneration paid to members of the Fiscal Council and Committees.

Except the abovementioned remuneration, the Company has other types of transaction with the Management members or pending balances receivable or payable in its balance sheet.

In addition, on October 19th, 2023, the Company adopted a clawback policy that applies to incentive-based compensation received by certain executives (which currently comprise the members of the Executive Board of Officers). Under this policy, "incentive-based compensation" is defined broadly to include any compensation that is granted, earned, or vested based wholly or in part upon the attainment of a financial reporting measure (e.g. variable performance-related compensation (bonus) and annual long-term incentive performance stock units (PSUs)).

The policy provides that in the event the company is required to prepare an accounting restatement of its financial statements due to the company's material noncompliance with any financial reporting requirements under the applicable securities laws, the Company will recover (on a pre-tax basis) from the relevant executive officers any incentive-based compensation received by such executives on or after October 2nd, 2023 and during the three fiscal years preceding the date the restatement was required that exceeds the amount of incentive-based compensation that otherwise would have been received had such incentive-based compensation been determined according to the applicable accounting restatement, subject to limited exceptions. The recovery of such compensation applies regardless of whether any misconduct occurred and without regard to whether an executive officer engaged in misconduct or otherwise caused or contributed to the requirement for a restatement.

30.2 Transactions with the Company's shareholders:

30.2.1 Medical, dental and other benefits

Fundação Zerrenner is one of Ambev’s shareholders, and at December 31, 2023, held 10.2% of its total share capital. Fundação Zerrenner is also an independent legal entity whose main goal is to provide Ambev’s employees, both active and retired, with health care and dental assistance, technical and higher education courses, facilities for assisting elderly people, either directly or through financial assistance agreements with other entities. As at December 31, 2023, and December 31, 2022, actuarial obligations related to the benefits provided directly by Fundação Zerrenner were fully funded by plan assets, held for that purpose, which significantly exceeded the liabilities at these dates.

Ambev recognizes the assets (prepaid expenses) of this plan to the extent of the economic benefits available to the Company, arising from reimbursements or from reductions in future contributions.

In December 31, 2023, the expenses incurred and recorded by Fundação Zerrenner with third parties, for providing these benefits totaled R$322.9 at December 31, 2023 (R$308.8 as at December 31, 2022), of which R$291.7 and R$31.2 were related to active employees and retirees respectively (R$270.7 and R$38.1 as at December 31, 2022, respectively).

30.2.2 Licensing agreement

The Company has a licensing agreement with Anheuser-Busch, Inc. (“AB Inbev”) to produce, bottle, sell and distribute Budweiser® products in Brazil, Canada and Argentina, and sales and distribution agreements for Budweiser® products in Guatemala, the Dominican Republic, Paraguay, El Salvador, Nicaragua, Uruguay, Chile, Panama, Costa Rica and Puerto Rico. In addition, the Company produces and distributes Stella Artois® products under a license to ABI in Brazil and Canada and, through a license granted to ABI, also distributes Brahma® products in the United States and several other countries such as the United Kingdom, Spain, Sweden, Finland and Greece.

The Company and its subsidiaries have licensing agreements with the Group Modelo, subsidiaries of AB Inbev to import, produce, promote and sell Corona® products in Brazil, Canada, Argentina e Chile, as well agreements to to import, promote and sell Corona® products in Latin America and with Spaten-Franziskaner-Bräu GmbH, a subsidiary of ABI, to produce, promote, advertise and sell Spaten® in Brazil.

In this context, at December 31, 2023, the Company recorded R$35.4 (R$22.6 as at December 31, 2022, and R$17.0 as at December 31, 2021) and R$888.6 (R$736.7 as at December 31, 2022, and R$819.0 as at December 31, 2021) as licensing income and expenses, respectively in its Consolidated results.

30.3 Transactions with related parties recognized in the income statement

	2023
	Sales and other	Service fees / reimbursement of expenses and other receivables	Product purchases and other	Service fees / reimbursement of expenses and other payables	Net finance cost
AB InBev	0.1	97.2	(143.3)	(0.5)	64.0
AB Package	-	-	(235.5)	-	-
AB Procurement	-	-	-	-	(0.5)
AB USA	35.3	-	(915.9)	(3.1)	(0.2)
Bavaria	72.3	-	(56.7)	-	-
Cervecería Modelo	0.9	-	(1,234.9)	-	-
Cervecerías Peruanas	-	-	(7.8)	-	-
Inbev	-	-	(41.9)	-	-
ITW International	-	-	-	-	120.0
Other	1.7	18.9	(32.6)	(3.4)	1.0
	110.3	116.1	(2,668.6)	(7.0)	184.3

	2022
	Sales and other	Service fees / reimbursement of expenses and other receivables	Product purchases and other	Service fees / reimbursement of expenses and other payables	Net finance cost
AB InBev	0.1	5.2	(117.3)	(8.5)	208.7
AB Package	-	-	(356.8)	-	-
AB Procurement	-	-	-	(18.1)	-
AB USA	25.5	-	(1,129.7)	(3.2)	-
Ambev Peru	0.6	-	-	-	-
Bavaria	32.0	-	(56.7)	-	-
Cervecería Modelo	124.4	-	(1,323.6)	-	-
Cervecerías Peruanas	1.7	-	(49.6)	-	-
Inbev	-	-	(129.8)	-	-
ITW International	-	-	-	-	37.3
Other	84.8	9.6	(87.2)	(7.1)	1.9
	269.1	14.8	(3,250.7)	(36.9)	247.9

	2021
	Sales and other	Service fees / reimbursement of expenses and other receivables	Product purchases and other	Service fees / reimbursement of expenses and other payables	Net finance cost
AB InBev	0.7	-	(180.3)	(10.7)	-
AB Package	-	-	(286.7)	-	-
AB Procurement	-	-	-	(16.1)	-
AB USA	32.1	-	(1,209.9)	(3.9)	0.3
Ambev Peru	3.2	-	-	-	-
Bavaria	30.9	-	(57.0)	-	-
Cervecería Modelo	0.8	-	(1,708.2)	-	-
Cervecerías Peruanas	3.2	-	(32.9)	-	-
Inbev	-	-	(107.9)	-	-
ITW International	-	-	-	-	42.2
Other	19.5	3.6	(143.0)	(8.2)	-
	90.4	3.6	(3,725.9)	(38.9)	42.5

30.4 Open Balances with Related Parties

			2023		2022
	Current			Current
	Trade receivables (i)	Other trade receivables (i)	Dividends receivables	Trade receivables (i)	Other trade receivables (i)
AB Africa	3.7	-	-	1.6	-
AB InBev	139.2	-	-	142.7	-
AB Services	17.2	-	-	23.7	-
AB USA	27.1	-	-	71.1	-
Bavaria	10.4	-	-	13.9	-
Cervecería Modelo	11.2	-	-	12.0	-
Cervecerías Peruanas	-	-	-	0.9	-
Inbev	1.4	19.0	-	1.0	23.9
Panama Holding	4.0	-	1.0	3.9	-
Other	22.5	-	-	19.9	0.9
	236.7	19.0	1.0	290.7	24.8

	2023		2022
	Non-current	Current	Non-current	Current
	Trade payables (i)	Trade payables (i)	Trade payables (i)	Trade payables (i)
AB InBev	-	(21.5)	-	(82.0)
AB Package	-	(110.2)	-	(79.3)
AB Services	-	(2.4)	-	(5.7)
AB USA	-	(209.6)	-	(237.7)
Bavaria	-	(30.2)	-	(6.9)
Cervecería Modelo (ii)	-	(1,497.9)	-	(345.5)
Cervecerías Peruanas	-	(7.9)	-	(46.4)
Inbev	-	(8.7)	-	(12.2)
ITW International	(199.9)	-	(343.6)	-
Other	-	(28.1)	-	(14.7)
	(199.9)	(1,916.5)	(343.6)	(830.4)

(i)	The amount represents trading operations (purchase and sale) and reimbursements between the companies of the group.

(ii)	The outstanding balances with Cervecería Modelo are mainly made up of the accounts payable described in note 1.2.2, as well as amounts for product purchases and others.

List of companies included in the tables above:

AB InBev Procurement GmbH (“AB Procurement”)
Anheuser-Busch InBev N.V. (“AB InBev”)
Anheuser-Busch Inbev Services LLC (“AB Services”)
Arosuco Aromas e Sucos Ltda. (“Arosuco”)
Anheuser-Busch Packaging Group Inc. (“AB Package”)
Anheuser-Busch Inbev USA LLC (“AB USA”)
Cervecería Chile S.A. (“Cervecería Chile”)
Cervecería Modelo de Mexico S. de R.L. de C.V. (“Cervecería Modelo”)
Cervecería Nacional Dominicana, S.A. (“CND”)
Compañia Cervecera Ambev Peru S.A.C. (“Ambev Peru”)
Inbev Belgium N.V. (“Inbev”)
Interbrew International B.V. (“ITW International”)
Unión de Cervecerias Peruanas Backus Y Johnston S.A.A. (“Cervecerías Peruanas”)

Accounting Policies

Transactions between subsidiaries, including balances and unrealized gains and losses on these transactions, are eliminated. The accounting policies of the subsidiaries are consistent with those adopted by the parent company.

Royalties paid are classified as cost of goods sold.

It is the Company's rule that transactions with related parties follow reasonable and commutative conditions, in line with those applicable in the market or in which the Company would contract with third parties, are reflected clearly in the individual and consolidated financial statements and are formalized in written contracts.